THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 57.9%

	Shares	Value
Austria — 0.2%
ANDRITZ	1,535	$73,267

BAWAG Group *	3,277	143,857

Immobilien Anlagen	2,461	106,171

Wienerberger	3,962	135,007

		458,302

Belgium — 0.2%
Ackermans & van Haaren	937	143,469

Anheuser-Busch InBev	271	17,042

Melexis	636	70,942

Telenet Group Holding	2,549	108,686

Warehouses De Pauw CVA	3,213	115,505

		455,644

Brazil — 0.5%
Banco BTG Pactual	3,200	55,398

Localiza Rent a Car	51,800	604,021

Magazine Luiza	47,100	216,243

Natura & Holding ADR	7,481	133,237

Raia Drogasil	32,200	146,540

		1,155,439

Canada — 0.1%
Alimentation Couche-Tard, Cl B	2,233	68,103

B2Gold	1,516	7,493

Centerra Gold	5,244	54,337

Shopify, Cl A *	9	9,813

Torex Gold Resources *	1,019	13,419

		153,165

Chile — 0.2%
Enel Americas	484,778	72,907

Enel Chile ADR	127,049	467,540

		540,447

China — 0.4%
Alibaba Group Holding ADR *	365	92,648

Autohome ADR	652	71,870

Baidu ADR *	206	48,414

Pinduoduo ADR *	65	10,771

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

China — continued
TAL Education Group ADR *	160	$12,301

Tencent Music Entertainment Group ADR *	29,687	789,674

		1,025,678

Denmark — 0.9%
ALK-Abello	175	68,547

Bavarian Nordic *	2,589	92,924

ISS	5,421	93,305

Jyske Bank	3,544	133,459

Netcompany Group *	1,176	109,934

NKT *	1,471	60,616

Orsted	2,623	499,556

Ringkjoebing Landbobank	1,496	131,408

Royal Unibrew	1,137	112,569

SimCorp	1,118	144,905

Topdanmark	1,760	81,332

Vestas Wind Systems	2,197	475,509

		2,004,064

Finland — 0.5%
Fortum	19,984	485,017

Huhtamaki	2,688	132,139

Kojamo	3,082	65,783

Konecranes, Cl A	3,401	123,797

Metsa Board	8,094	87,037

Metso Outotec	10,879	108,743

Nokian Renkaat	3,058	111,939

Valmet	3,123	100,092

		1,214,547

France — 1.0%
Alten	1,148	121,280

Atos	620	47,826

BioMerieux	44	6,813

BNP Paribas	969	46,630

Capgemini	1,006	145,439

Cie Plastic Omnium	2,156	84,380

Dassault Aviation	4	4,207

Dassault Systemes	156	31,212

Elis	7,317	110,373

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

France — continued
Engie	30,261	$470,174

Eutelsat Communications	10,971	131,070

Gaztransport Et Technigaz	985	90,107

ICADE	1,230	88,760

JCDecaux	3,809	74,033

Korian	3,069	113,572

Neoen *	780	55,166

Rubis SCA	2,455	111,424

Schneider Electric	810	118,687

SOITEC *	399	80,198

Sopra Steria Group	861	143,222

SPIE	4,921	109,181

Valeo	2,342	87,364

		2,271,118

Germany — 1.9%
ADLER Group	2,163	65,255

Allianz	1,204	271,738

alstria office ‡	7,843	135,117

Aurubis	991	76,452

Befesa	1,268	84,079

CompuGroup Medical & KgaA	561	55,423

CTS Eventim & KGaA	1,781	105,167

Dialog Semiconductor *	2,132	134,532

Duerr	2,787	113,016

E.ON	42,244	446,743

Encavis	3,134	85,471

Evotec *	2,857	112,800

Fraport Frankfurt Airport Services Worldwide	1,908	103,918

Freenet	6,465	135,063

Gerresheimer	1,128	120,192

Grand City Properties	3,981	99,124

HUGO BOSS	3,531	125,531

Hypoport *	112	76,495

Infineon Technologies	3,891	155,883

K+S	8,093	91,675

Merck KGaA	60	9,987

MorphoSys *	838	100,074

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Germany — continued
OSRAM Licht	718	$44,748

ProSiebenSat.1 Media	7,318	132,385

Rheinmetall	1,313	139,462

RWE	11,294	486,060

SAP	1,411	179,460

Shop Apotheke Europe *	495	116,164

Siemens	346	53,673

Siemens Energy *	173	6,434

Software	2,061	83,797

Stabilus	1,192	89,089

Stroeer & KGaA	1,025	92,413

TAG Immobilien	4,946	152,246

thyssenkrupp	7,808	90,329

Varta *	412	73,689

		4,443,684

Greece — 0.1%

JUMBO	16,530	259,250

Hong Kong — 1.3%
AIA Group	8,200	98,984

ASM Pacific Technology	32,700	475,292

China Construction Bank, Cl H	29,000	21,905

China Life Insurance, Cl H	14,000	29,574

China Petroleum & Chemical, Cl H	148,000	70,454

China Shenhua Energy, Cl H	83,500	154,691

Country Garden Services Holdings	4,000	32,657

Haidilao International Holding	1,000	8,421

KWG Group Holdings	226,500	300,712

Longfor Group Holdings	18,000	101,429

Meituan, Cl B *	25,800	1,180,261

Shenzhou International Group Holdings	15,400	301,649

Tencent Holdings	200	17,610

WuXi AppTec, Cl H	500	11,954

Wuxi Biologics Cayman *	23,000	323,825

Xiaomi, Cl B *	2,800	10,534

		3,139,952

India — 1.1%
Bajaj Finance	3,026	195,916

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

India — continued
Divi’s Laboratories	8,482	$392,283

Hindustan Unilever	17,574	545,212

IndiaMart InterMesh	5,012	536,183

Reliance Industries	20,395	515,568

Shree Cement	1,389	433,512

		2,618,674

Indonesia — 0.2%
Bank BTPN Syariah	757,800	183,498

Bank Central Asia	117,800	284,251

		467,749

Ireland — 0.0%

Glanbia	77	951

Italy — 1.2%
A2A	42,391	68,854

ACEA	23,011	454,185

Assicurazioni Generali	2,423	41,329

Azimut Holding	3,948	83,064

Banca Generali *	2,438	75,717

Banco BPM	56,995	124,825

De’ Longhi	2,048	73,676

Enel	46,716	462,805

ERG	18,929	578,830

Freni Brembo	5,390	73,278

Hera	21,855	76,486

Interpump Group	2,147	96,370

Italgas	8,869	53,151

Leonardo	14,045	97,364

Pirelli & C	9,941	51,773

Reply	680	83,091

STMicroelectronics	3,846	154,033

Telecom Italia	26,197	11,209

Unipol Gruppo	26,208	114,921

		2,774,961

Japan — 2.5%
Advantest	1,900	149,706

Anicom Holdings	2,300	24,905

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Asahi Group Holdings	1,200	$48,221

Canon	1,200	26,317

Capcom	400	25,106

Casio Computer	2,700	47,487

Central Japan Railway	700	98,822

Chugai Pharmaceutical	1,300	68,036

Concordia Financial Group	5,800	20,981

Daifuku	1,100	125,476

Dai-ichi Life Holdings	900	13,678

Daiichi Sankyo	2,400	77,210

Daikin Industries	200	42,351

Disco	100	32,402

Fancl	1,000	36,650

FANUC	400	104,733

Fuji Electric	1,200	47,822

Fuji Oil Holdings	1,600	46,686

Fujitsu	400	61,120

H2O Retailing	8,000	57,359

Harmonic Drive Systems	1,200	89,513

Hikari Tsushin	100	20,938

Hitachi	3,800	156,574

Hoya	400	51,269

Inpex	4,300	24,818

ITOCHU	6,300	180,251

Itochu Techno-Solutions	2,000	70,317

JCR Pharmaceuticals	1,800	59,270

Kakaku.com	800	23,110

KDDI	2,900	85,072

Keyence	700	375,787

Koito Manufacturing	600	38,574

Kubota	2,100	46,144

M3	100	8,440

Meiko Electronics	1,300	22,930

Menicon	700	42,103

Minebea	2,400	53,211

MISUMI Group	1,700	55,211

Mitsubishi Electric	8,100	123,617

Mitsubishi UFJ Financial Group	10,900	48,920

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Mitsui Fudosan	2,500	$50,545

Morinaga Milk Industry	1,500	74,697

MS&AD Insurance Group Holdings	1,900	54,618

Murata Manufacturing	600	57,675

NEC	2,500	135,840

NET One Systems	1,500	49,860

Nexon	500	15,124

Nidec	900	119,027

Nihon Unisys	900	34,049

Nippon Telegraph & Telephone	3,600	89,878

Nitori Holdings	200	39,767

Nittoku	1,200	51,076

Nomura Research Institute	1,600	53,849

NTT Data	9,500	136,075

Obic	200	37,506

Omron	1,900	167,698

Open House	600	24,139

Oracle Japan	400	46,987

Otsuka	600	30,084

Pan Pacific International Holdings	2,800	62,852

Penta-Ocean Construction	3,000	24,529

Prored Partners *	600	20,292

Recruit Holdings	3,200	138,386

Renesas Electronics *	13,900	158,380

Rengo	5,800	48,298

Santen Pharmaceutical	1,800	29,727

SCSK	900	49,993

Seiko Epson	2,800	47,583

Seven & i Holdings	1,900	71,914

Shimadzu	900	34,321

Shimano	100	23,552

Shin-Etsu Chemical	500	87,121

SMC	300	181,599

SoftBank Group	600	46,246

Sony	1,000	95,451

Sumitomo Electric Industries	3,900	52,010

Sumitomo Metal Mining	500	21,585

Sumitomo Mitsui Financial Group	1,700	52,688

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Suzuki Motor	2,600	$117,345

Taiyo Holdings	400	23,845

Terumo	700	27,281

TIS	2,100	46,595

Tokyo Century	300	24,207

Tokyu	5,100	59,726

Toyota Motor	1,700	118,316

Trend Micro	1,000	54,671

Yamaha	500	28,234

Yaskawa Electric	1,100	56,309

		5,802,687

Malaysia — 0.0%

Top Glove	35,900	60,344

Mexico — 0.2%

Cemex ADR	79,414	455,042

Netherlands — 0.8%
Aalberts	2,622	118,823

Adyen *	5	10,457

APERAM	1,651	71,472

ASM International	860	220,926

ASML Holding	41	21,958

ASR Nederland	4,199	162,890

BE Semiconductor Industries	2,180	149,941

Boskalis Westminster	3,126	87,889

Corbion	2,126	124,362

Euronext	1,721	184,867

IMCD	1,167	144,778

Koninklijke Ahold Delhaize	926	26,488

OCI *	2,848	59,399

SBM Offshore	6,681	114,805

Signify	2,964	141,806

TKH Group	2,599	123,090

		1,763,951

Norway — 0.4%
Bakkafrost P	1,584	112,015

Leroy Seafood Group	13,020	91,283

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Norway — continued
NEL*	29,281	$104,664

Salmar	1,553	93,862

Scatec	2,456	93,355

SpareBank 1 SR-Bank *	11,952	131,842

Subsea 7	12,803	119,366

TOMRA Systems	2,544	117,306

		863,693

Philippines — 0.0%
International Container Terminal Services	3,190	7,849

Poland — 0.2%
Dino Polska *	5,453	384,471

Portugal — 0.4%
EDP - Energias de Portugal	78,699	493,573

EDP Renovaveis	19,277	527,669

		1,021,242

Russia — 0.0%
LUKOIL PJSC ADR	383	27,358

South Africa — 0.0%
Anglo American Platinum	1,051	104,999

Capitec Bank Holdings	112	10,246

		115,245

South Korea — 1.0%
Celltrion *	62	18,075

Celltrion Healthcare *	18	2,306

DL E&C *	255	25,418

DL Holdings	203	11,037

Hanmi Pharm *	2	684

LG Chemical	718	587,070

NAVER	39	11,891

Samsung Electronics	10,719	782,979

SK Hynix	9,009	983,940

Yuhan	36	2,126

		2,425,526

Spain — 1.1%
Acciona	3,895	584,518

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Spain — continued
Amadeus IT Group, Cl A	2,006	$127,581

Banco de Sabadell	273,273	119,808

Banco Santander	46,823	136,958

Bankinter	27,202	152,750

CIE Automotive	2,775	73,024

Iberdrola	33,862	458,365

Inmobiliaria Colonial Socimi	10,733	103,397

Mapfre	46,849	86,015

Merlin Properties Socimi	12,504	120,000

Siemens Gamesa Renewable Energy	13,291	543,674

Viscofan	1,829	129,092

		2,635,182

Sweden — 1.6%
AAK	4,302	84,201

AddTech, Cl B	6,346	84,299

AF Poyry	2,230	61,002

Annehem Fastigheter, Cl B *	2,502	8,944

Atlas Copco, Cl B	1,714	80,249

Avanza Bank Holding	2,535	69,198

Axfood	2,532	60,852

Beijer Ref, Cl B	1,402	58,262

BillerudKorsnas	4,559	81,424

Bravida Holding	8,862	106,551

Castellum	4,575	109,987

Dometic Group	7,606	105,023

Elekta, Cl B	7,059	101,611

Embracer Group, Cl B *	4,418	100,209

Fabege	6,068	90,573

Fortnox	1,200	58,840

Getinge, Cl B	4,353	112,345

Hexagon, Cl B	2,801	244,704

Hexpol	7,920	86,514

Holmen, Cl B	2,147	98,244

Hufvudstaden, Cl A	6,337	97,006

Industrivarden, Cl C	2,945	93,836

Indutrade	6,786	139,453

JM	1,768	61,836

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Sweden — continued
Kindred Group	9,284	$111,751

Kinnevik	547	26,924

Kungsleden	11,593	119,022

Lifco, Cl B	696	64,066

Loomis, Cl B	2,641	67,738

Mycronic	2,304	64,515

Nolato, Cl B	676	62,682

Nordic Entertainment Group, Cl B	2,053	107,437

Peab, Cl B	8,587	95,727

Saab, Cl B	2,643	74,050

Samhallsbyggnadsbolaget i Norden	19,976	65,603

Sinch *	708	104,385

SSAB, Cl B	24,043	92,649

Stillfront Group *	6,930	73,755

Sweco, Cl B	5,651	93,962

Swedish Orphan Biovitrum *	4,804	90,969

Thule Group	3,611	134,248

Wallenstam, Cl B	2,961	45,171

Wihlborgs Fastigheter	5,749	118,333

		3,808,150

Switzerland — 1.4%
ABB	3,876	114,080

Allreal Holding	536	116,626

ams	5,158	129,346

Bachem Holding, Cl B	114	45,581

Belimo Holding	12	92,279

BKW	375	42,856

Bucher Industries	282	133,139

Cembra Money Bank	1,158	126,049

Daetwyler Holding	167	47,838

DKSH Holding	990	79,780

Emmi	71	73,941

Flughafen Zurich	769	126,927

Forbo Holding	74	125,993

Galenica	1,876	123,972

Georg Fischer	117	145,793

Helvetia Holding	1,139	114,163

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Switzerland — continued
Idorsia *	3,099	$93,859

Interroll Holding	35	115,373

Novartis	1,278	115,447

OC Oerlikon	10,784	110,916

PSP Swiss Property	817	104,673

Roche Holding	337	116,078

SFS Group	426	53,892

Siegfried Holding	167	120,890

SIG Combibloc Group, Cl C	5,226	124,373

Softwareone Holding	2,646	82,736

Stadler Rail	1,019	51,041

Sulzer	1,167	125,798

Tecan Group	412	199,700

VAT Group	554	154,184

Vontobel Holding	932	75,410

Zur Rose Group *	254	116,796

		3,399,529

Taiwan — 1.2%
Airtac International Group	14,000	499,822

Cathay Financial Holding	44,000	62,577

Chailease Holding	105,000	579,840

China Development Financial Holding	54,000	17,158

CTBC Financial Holding	162,000	109,809

Delta Electronics	58,000	584,355

Fubon Financial Holding	12,000	19,504

MediaTek	23,000	718,539

Silergy	3,000	279,938

		2,871,542

Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret	25,228	59,529

BIM Birlesik Magazalar	7,709	75,900

Ford Otomotiv Sanayi	678	13,327

		148,756

United Kingdom — 4.4%
Aggreko	8,101	64,565

AJ Bell	10,078	59,444

AO World *	9,493	40,589

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
Ascential	13,110	$59,310

Ashmore Group	14,538	89,325

Assura	64,317	64,006

Avast	12,568	81,237

AVEVA Group	822	40,924

Aviva	915	4,188

Avon Rubber	1,315	55,989

Babcock International Group	15,604	49,723

BAE Systems	9,225	58,209

Balfour Beatty	21,625	79,662

Beazley	17,678	75,456

Bellway	3,513	132,145

Berkeley Group Holdings	131	7,497

BHP Group	197	5,392

Big Yellow Group	5,682	85,982

Bodycote	6,431	61,660

Britvic	8,434	85,998

Capital & Counties Properties	21,824	41,857

Carnival	4,383	69,350

Centamin	44,827	70,470

Centrica	171,611	121,761

Close Brothers Group	4,591	88,479

Coats Group	53,881	45,369

Computacenter	2,904	93,769

ConvaTec Group	43,449	119,274

Countryside Properties	15,819	93,023

Cranswick	1,772	82,917

Dechra Pharmaceuticals	3,218	159,320

Derwent London	2,740	119,050

Diploma	3,002	95,178

Direct Line Insurance Group	36,347	149,167

Dixons Carphone	36,852	55,276

Domino’s Pizza Group	18,534	83,556

Drax Group	14,285	73,046

Dunelm Group	3,360	53,065

easyJet	8,844	87,924

Electrocomponents	13,098	156,979

Euromoney Institutional Investor	4,029	52,703

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
Experian	3,668	$128,333

Future	3,090	73,275

Games Workshop Group	910	129,203

Genus	2,125	143,362

Glanbia	7,552	93,329

Grafton Group	7,011	83,159

Grainger	20,846	76,107

Great Portland Estates	7,329	65,398

Greggs	2,868	81,605

Hays	42,985	82,764

Hill & Smith Holdings	2,507	46,460

Hiscox	9,253	118,428

Howden Joinery Group	13,994	128,820

IG Group Holdings	10,581	108,866

IMI	7,486	127,848

Inchcape	11,069	100,631

IntegraFin Holdings	8,059	60,517

Investec	19,588	51,079

ITV	105,977	153,222

IWG	24,421	104,602

John Laing Group	14,526	62,895

John Wood Group	23,162	92,727

Jupiter Fund Management	15,783	61,955

KAZ Minerals	10,429	103,205

Lancashire Holdings	6,867	63,846

LondonMetric Property	27,132	84,633

Man Group	45,380	90,592

Marks & Spencer Group	52,573	101,777

Marshalls	5,388	47,843

Mediclinic International	11,350	44,851

Meggitt	23,696	128,188

Micro Focus International	9,643	58,669

Moneysupermarket.com Group	17,908	65,586

National Express Group	19,133	65,545

Network International Holdings	14,446	68,280

OSB Group	11,785	66,057

Oxford Instruments	1,797	48,631

Pagegroup	8,854	54,524

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
Paragon Banking Group	9,801	$60,926

Pets at Home Group	15,169	83,093

Playtech	11,241	71,829

Plus500	3,680	67,832

Polypipe Group	5,971	41,874

Primary Health Properties	35,838	71,228

QinetiQ Group	19,611	80,677

Quilter	50,157	106,555

Redrow	8,279	59,530

Renishaw	1,068	87,635

Rotork	23,395	103,903

Royal Mail	26,336	146,148

Safestore Holdings	6,922	76,737

Savills	5,181	74,540

Segro	3,794	49,590

Serco Group	40,998	65,967

Shaftesbury	7,436	56,960

Softcat	3,924	81,159

Spectris	2,813	116,910

Spirent Communications	24,845	81,197

SSE	23,163	470,173

SSP Group	17,017	67,408

Synthomer	11,704	68,866

Tate & Lyle	15,398	145,286

TP ICAP	18,219	55,442

Trainline *	14,290	79,994

Travis Perkins	7,171	132,117

Tritax Big Box	56,958	143,717

TUI	13,564	65,463

UDG Healthcare	8,382	93,506

Ultra Electronics Holdings	2,395	65,288

UNITE Group	9,261	121,588

Vesuvius	7,054	48,100

Victrex	2,448	78,307

Virgin Money UK	41,414	73,183

Vistry Group	6,812	78,686

Weir Group	7,039	181,987

WH Smith	4,045	84,508

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
William Hill	36,159	$133,967

Wizz Air Holdings *	2,191	131,042

		10,282,564

United States — 32.8%

Communication Services — 3.0%
Activision Blizzard	2,719	247,429

Alphabet, Cl A *	571	1,043,422

Alphabet, Cl C *	585	1,073,908

AT&T	14,536	416,165

Charter Communications, Cl A *	606	368,181

Comcast, Cl A	9,310	461,497

Electronic Arts	610	87,352

Facebook, Cl A *	4,888	1,262,717

Match Group *	1,244	173,986

Netflix *	887	472,230

Snap, Cl A *	2,954	156,385

T-Mobile US *	775	97,712

Twitter *	2,657	134,258

Verizon Communications	7,545	413,089

Walt Disney	3,804	639,719

Zillow Group, Cl C *	350	45,661

		7,093,711

Consumer Discretionary — 4.3%
Amazon.com *	881	2,824,662

Aptiv	580	77,488

AutoNation *	2,657	189,391

AutoZone *	50	55,918

Best Buy	1,478	160,836

Booking Holdings *	100	194,433

Carnival	526	9,820

Chipotle Mexican Grill, Cl A *	65	96,200

Dick’s Sporting Goods	1,040	69,690

Dollar General	1,062	206,676

Dollar Tree *	520	52,863

DR Horton	1,729	132,787

eBay	4,658	263,223

Ford Motor	9,030	95,086

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
General Motors	2,920	$147,986

Hilton Worldwide Holdings	1,410	142,960

Home Depot	2,047	554,369

Hyatt Hotels, Cl A	154	10,112

Lennar, Cl A	5,438	452,170

Lowe’s	3,374	562,952

Lululemon Athletica *	273	89,730

Marriott International, Cl A	1,342	156,088

McDonald’s	1,249	259,592

MercadoLibre *	100	177,951

NIKE, Cl B	2,186	292,028

O’Reilly Automotive *	180	76,585

Ross Stores	840	93,484

Royal Caribbean Cruises	149	9,685

Starbucks	2,208	213,756

Target	1,160	210,157

Tesla *	1,576	1,250,603

TJX	2,700	172,908

Tractor Supply	31	4,394

VF	760	58,421

Yum China Holdings	10,149	575,550

Yum! Brands	680	69,013

		10,009,567

Consumer Staples — 0.3%
Clorox	176	36,865

Conagra Brands	795	27,507

Costco Wholesale	32	11,278

Hain Celestial Group *	887	36,886

Kimberly-Clark	2,178	287,714

Kroger	2,185	75,382

Procter & Gamble	82	10,513

Sprouts Farmers Market *	4,475	101,359

		587,504

Energy — 0.6%
Chevron	3,734	318,137

ConocoPhillips	3,743	149,832

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Energy — continued
EOG Resources	2,889	$147,224

Exxon Mobil	8,203	367,822

Kinder Morgan	8,677	122,172

Marathon Petroleum	1,240	53,518

Phillips 66	890	60,342

Schlumberger	5,876	130,506

Williams	4,928	104,622

		1,454,175

Financials — 6.0%
Allstate	1,536	164,628

American Express	86	9,998

Bank of America	71,454	2,118,611

Bank of New York Mellon	7,797	310,554

Capital One Financial	97	10,113

Citigroup	19,448	1,127,790

Citizens Financial Group	4,040	147,218

Comerica	1,340	76,648

Discover Financial Services	110	9,190

Equitable Holdings	396	9,813

Fifth Third Bancorp	10,100	292,193

First Republic Bank	1,566	227,054

Goldman Sachs Group	3,254	882,387

Huntington Bancshares	9,590	126,828

Intercontinental Exchange	95	10,483

JPMorgan Chase	28,713	3,694,502

KeyCorp	9,150	154,269

M&T Bank	1,231	163,070

Morgan Stanley	13,516	906,248

Northern Trust	1,970	175,704

People’s United Financial	4,127	56,375

PNC Financial Services Group	3,965	569,057

Regions Financial	8,960	152,410

State Street	3,375	236,250

SVB Financial Group *	479	209,697

Travelers	76	10,359

Truist Financial	12,459	597,783

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
US Bancorp	12,766	$547,023

Wells Fargo	38,480	1,149,782

Zions Bancorp	1,583	69,874

		14,215,911

Health Care — 0.6%
Align Technology *	19	9,982

Bristol Myers Squibb	163	10,013

Chemed	214	110,831

DaVita *	739	86,736

DexCom *	30	11,246

HCA Healthcare	496	80,590

Humana	410	157,075

Illumina *	29	12,367

Intuitive Surgical *	365	272,889

Johnson & Johnson	68	11,093

Pfizer	299	10,734

Seagen *	1,501	246,569

Universal Health Services, Cl B	263	32,791

Veeva Systems, Cl A *	380	105,047

Vertex Pharmaceuticals *	637	145,924

		1,303,887

Industrials — 3.5%
3M	1,476	259,274

AerCap Holdings *	3,100	118,544

AGCO	2,415	267,823

AMETEK	1,564	177,139

Boeing	1,698	329,735

Carrier Global	2,526	97,251

Caterpillar	1,811	331,123

Cintas	458	145,699

Copart *	1,277	140,151

CoStar Group *	136	122,361

CSX	2,338	200,495

Cummins	825	193,396

Deere	921	265,985

Delta Air Lines	272	10,325

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Eaton	1,306	$153,716

Emerson Electric	3,363	266,854

Equifax	398	70,490

Fastenal	1,967	89,676

FedEx	758	178,388

Fortive	933	61,653

Generac Holdings *	24	5,914

General Dynamics	774	113,530

General Electric	35,563	379,813

Honeywell International	2,388	466,544

Huntington Ingalls Industries	256	40,276

IHS Markit	1,186	103,277

Illinois Tool Works	691	134,199

Johnson Controls International	2,523	125,696

L3Harris Technologies	670	114,912

Lockheed Martin	1,104	355,289

ManpowerGroup	117	10,347

Norfolk Southern	825	195,211

Northrop Grumman	520	149,037

Otis Worldwide	1,254	81,071

PACCAR	1,035	94,413

Parker-Hannifin	825	218,303

Raytheon Technologies	4,552	303,755

Republic Services, Cl A	1,370	124,012

Rockwell Automation	560	139,177

Roper Technologies	333	130,839

Southwest Airlines	234	10,282

Stanley Black & Decker	1,031	178,868

Trane Technologies	745	106,796

TransDigm Group *	159	87,972

Uber Technologies *	3,732	190,071

Union Pacific	1,808	357,026

United Parcel Service, Cl B	1,822	282,410

Verisk Analytics, Cl A	475	87,162

Waste Connections	842	82,945

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Waste Management	1,341	$149,280

		8,298,505

Information Technology — 12.4%
Accenture, Cl A	1,725	417,312

Adobe *	1,711	784,955

Advanced Micro Devices *	2,020	172,993

Akamai Technologies *	1,545	171,541

Alteryx, Cl A *	264	33,277

Amdocs	1,335	94,278

Amphenol, Cl A	971	121,258

Analog Devices	1,264	186,225

ANSYS *	410	145,292

Apple	37,920	5,003,923

Applied Materials	1,981	191,523

Arista Networks *	787	242,050

Arrow Electronics *	2,279	222,499

Atlassian, Cl A *	219	50,617

Autodesk *	1,190	330,142

Automatic Data Processing	890	146,957

Booz Allen Hamilton Holding, Cl A	789	67,199

Broadcom	1,172	527,986

CACI International, Cl A *	333	80,326

Cadence Design Systems *	986	128,565

CDK Global	624	31,138

CDW	82	10,796

Ceridian HCM Holding *	657	61,042

Check Point Software Technologies *	800	102,192

Cisco Systems	18,495	824,507

Citrix Systems	733	97,716

Cognex	1,120	91,986

Cognizant Technology Solutions, Cl A	2,706	210,933

Corning	3,063	109,870

Coupa Software *	210	65,073

Crowdstrike Holdings, Cl A *	461	99,484

DocuSign, Cl A *	1,277	297,401

Dropbox, Cl A *	3,722	84,229

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Elastic *	322	$48,931

EPAM Systems *	136	46,842

F5 Networks *	535	104,833

Fidelity National Information Services	1,555	191,980

First Solar *	5,096	505,268

Fiserv *	1,200	123,228

Five9 *	1,151	191,354

FLIR Systems	1,985	103,319

Fortinet *	903	130,709

Global Payments	904	159,574

GoDaddy, Cl A *	1,043	81,959

Guidewire Software *	279	32,012

Hewlett Packard Enterprise	5,616	69,302

HP	8,215	199,953

HubSpot *	558	207,688

Intel	8,070	447,966

International Business Machines	3,779	450,117

Intuit	569	205,540

IPG Photonics *	500	111,715

Juniper Networks	3,009	73,480

KLA	320	89,622

Lam Research	275	133,086

Leidos Holdings	796	84,424

Marvell Technology Group	2,582	132,870

Mastercard, Cl A	1,698	537,060

Maxim Integrated Products	70	6,140

Microchip Technology	1,387	188,785

Micron Technology *	2,220	173,759

Microsoft	17,614	4,085,743

Motorola Solutions	340	56,967

National Instruments	1,041	43,097

NortonLifeLock	1,633	34,407

NVIDIA	1,600	831,344

NXP Semiconductors	1,884	302,325

Okta, Cl A *	1,145	296,566

ON Semiconductor *	712	24,557

Oracle	8,263	499,333

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Palo Alto Networks *	627	$219,920

Paychex	1,339	116,921

PayPal Holdings *	2,239	524,620

Proofpoint *	698	90,098

PTC *	669	88,917

QUALCOMM	3,130	489,156

RealPage *	1,003	86,830

RingCentral, Cl A *	411	153,270

salesforce.com *	3,310	746,604

ServiceNow *	998	542,074

Shopify, Cl A *	286	314,197

Skyworks Solutions	586	99,181

Splunk *	1,019	168,166

Square, Cl A *	951	205,378

Synopsys *	558	142,541

TE Connectivity	1,189	143,156

Teradyne	827	93,848

Texas Instruments	2,437	403,787

Trade Desk, Cl A *	220	168,518

Trimble *	1,626	107,170

Twilio, Cl A *	710	255,195

Tyler Technologies *	270	114,153

VeriSign *	501	97,229

Visa, Cl A	2,882	556,946

VMware, Cl A *	1,632	224,971

Vontier *	720	23,350

Workday, Cl A *	1,130	257,109

Xilinx	979	127,828

Zebra Technologies, Cl A *	315	122,166

Zendesk *	648	93,467

Zoom Video Communications, Cl A *	402	149,572

Zscaler *	844	168,547

		29,306,025

Materials — 0.6%
Air Products & Chemicals *	449	119,775

Ardagh Group, Cl A	1,277	21,709

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Materials — continued
Ball	890	$78,338

Corteva	2,140	85,300

Dow	2,080	107,952

DuPont de Nemours	2,080	165,256

Ecolab	523	106,959

Freeport-McMoRan	5,293	142,435

International Paper	251	12,628

Linde	774	189,940

Newmont	2,210	131,716

PPG Industries	650	87,561

Reliance Steel & Aluminum	106	12,304

Sherwin-Williams	170	117,606

		1,379,479

Real Estate — 0.7%
Alexandria Real Estate Equities	697	116,476

American Tower	843	191,664

AvalonBay Communities ‡	799	130,772

Crown Castle International	1,110	176,779

Digital Realty Trust	550	79,172

Equinix	228	168,711

Prologis	1,620	167,184

Public Storage ‡	410	93,324

Realty Income	2,179	128,692

SBA Communications, Cl A	280	75,228

Simon Property Group	1,656	153,892

Welltower	2,034	123,260

Weyerhaeuser	1,940	60,509

		1,665,663

Utilities — 0.8%
Atlantica Sustainable Infrastructure	12,928	534,573

Avangrid	10,315	477,275

Clearway Energy, Cl C	14,928	462,469

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Utilities — continued
NextEra Energy	6,235	$504,225

		1,978,542

		77,292,969

TOTAL COMMON STOCK (Cost $104,918,957)		136,349,725

CORPORATE OBLIGATIONS — 5.9%

	Face Amount

Communication Services — 0.3%
Baidu
Callable 03/07/2025 @ $100 3.075%, 04/07/2025	$200,000	213,401
Globo Comunicacao e Participacoes 4.875%, 01/22/2030	200,000	209,600
Turkcell Iletisim Hizmetleri
Callable 01/11/2028 @ $100 5.800%, 04/11/2028	200,000	213,400

		636,401

Energy — 0.9%
Ecopetrol 5.875%, 05/28/2045	60,000	68,100
Indika Energy Capital III Pte
Callable 11/09/2021 @ $103 5.875%, 11/09/2024	200,000	203,100
Korea National Oil 3.250%, 10/01/2025	200,000	220,946
Kosmos Energy
Callable 04/04/2022 @ $104 7.125%, 04/04/2026	200,000	199,500
Lukoil Securities BV 3.875%, 05/06/2030	400,000	426,400
Pertamina Persero MTN 6.450%, 05/30/2044	200,000	269,887
Pertamina Persero MTN
Callable 05/25/1930 @ $100 3.100%, 08/27/2030	200,000	212,335
ReNew Power Synthetic
Callable 03/12/2021 @ $105 6.670%, 03/12/2024	200,000	210,250
Saka Energi Indonesia 4.450%, 05/05/2024	200,000	185,000

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Saudi Arabian Oil MTN 3.500%, 04/16/2029	$200,000	$219,900

		2,215,418

Financials — 2.3%
Banco de Credito e Inversiones 3.500%, 10/12/2027	200,000	221,871
Banco General
Callable 05/07/2027 @ $100 4.125%, 08/07/2027	200,000	223,752
Beijing State-Owned Assets Management Hong Kong 4.125%, 05/26/2025	200,000	214,924
BOC Aviation MTN
Callable 03/29/2025 @ $100 3.250%, 04/29/2025	200,000	211,434
Callable 06/17/1930 @ $100 2.625%, 09/17/2030	200,000	198,509
China Development Bank Financial Leasing
Callable 09/28/2025 @ $100
2.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.750%, 09/28/2030	200,000	205,504
China Great Wall International Holdings V 2.375%, 08/18/2030	250,000	243,135
CIMB Bank MTN 3.263%, 03/15/2022	250,000	256,642
CMT Pte MTN 3.609%, 04/04/2029	200,000	215,773
Dai-ichi Life Insurance
Callable 07/24/2026 @ $100 4.000%, VAR ICE LIBOR USD 3 Month+3.660% (B)	200,000	217,500
Grupo Aval
Callable 11/04/2029 @ $100 4.375%, 02/04/2030	200,000	206,600
Huarong Finance 2017 MTN
Callable 11/07/2022 @ $100
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983% (B)	200,000	204,100
Huarong Finance II MTN 5.000%, 11/19/2025	200,000	226,066
Metropolitan Bank & Trust MTN 2.125%, 01/15/2026	200,000	204,499
Mirae Asset Daewoo 2.625%, 07/30/2025	200,000	207,494
Mitsubishi UFJ Financial Group 2.193%, 02/25/2025	200,000	209,957

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Mizuho Financial Group
Callable 09/13/2029 @ $100
2.869%, VAR ICE LIBOR USD 3 Month+1.310%, 09/13/2030	$250,000	$268,853
Nippon Life Insurance
Callable 01/21/1931 @ $100
2.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.653%, 01/21/2051	200,000	197,885
NongHyup Bank MTN 1.250%, 07/20/2025	200,000	203,508
Sumitomo Mitsui Financial Group 2.348%, 01/15/2025	200,000	211,370
Sun Hung Kai Properties Capital Market MTN 3.750%, 02/25/2029	200,000	222,036
United Overseas Bank MTN
Callable 10/19/2023 @ $100
3.875%, VAR USD Swap Semi 30/360 5 Yr Curr+1.794%, 04/19/2169	200,000	206,000
Callable 09/16/2021 @ $100
3.500%, VAR USD Swap Semi 30/360 5 Yr Curr+2.236%, 09/16/2026	200,000	202,950
Vanke Real Estate Hong Kong MTN 3.500%, 11/12/2029	300,000	319,291

		5,299,653

Industrials — 0.4%
China Minmetals
Callable 11/13/2022 @ $100
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717% (B)	200,000	203,995
CMB International Leasing Management MTN
3.000%, 07/03/2024	200,000	205,906
2.750%, 08/12/2030	200,000	197,462
PSA Treasury Pte MTN
Callable 06/05/2029 @ $100
2.125%, 09/05/2029	400,000	414,573

		1,021,936

Materials — 0.4%
Braskem Netherlands Finance BV 4.500%, 01/31/2030	200,000	203,250
Chalco Hong Kong Investment
Callable 11/07/2021 @ $100
4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.931% (B)	200,000	202,600

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Indonesia Asahan Aluminium Persero
Callable 02/15/2030 @ $100 5.450%, 05/15/2030	$200,000	$235,676
JSW Steel 5.375%, 04/04/2025	200,000	209,300
Southern Copper 3.875%, 04/23/2025	50,000	55,484

		906,310

Real Estate — 0.4%
Country Garden Holdings
Callable 04/08/2023 @ $104 7.250%, 04/08/2026	200,000	225,984
Goodman HK Finance MTN
Callable 04/22/1930 @ $100 3.000%, 07/22/2030	200,000	205,668
Longfor Group Holdings 3.950%, 09/16/2029	200,000	217,460
Yuzhou Properties
Callable 02/26/2022 @ $104 8.500%, 02/26/2024	200,000	214,600

		863,712

Utilities — 1.2%
Castle Peak Power Finance MTN 2.200%, 06/22/2030	200,000	202,836
China Huaneng Group Hong Kong Treasury Management Holding
Callable 12/09/2023 @ $100
2.850%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+5.629% (B)	250,000	251,875
China Huadian Overseas Development Management
Callable 05/29/2024 @ $100
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.782% (B)	400,000	416,260
Cometa Energia
Callable 01/24/2035 @ $100 6.375%, 04/24/2035	187,400	219,539
Energuate Trust
Callable 05/03/2022 @ $103 5.875%, 05/03/2027	200,000	212,300
Infraestructura Energetica Nova
Callable 07/15/1950 @ $100 4.750%, 01/15/2051	200,000	213,500
Korea East-West Power 1.750%, 05/06/2025	200,000	207,782
Korea Electric Power MTN 2.500%, 06/24/2024	280,000	295,243

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Minejesa Capital BV 5.625%, 08/10/2037	$200,000	$219,864
OmGrid Funding 5.196%, 05/16/2027	200,000	203,442
SP PowerAssets MTN 3.000%, 09/26/2027	$200,000	220,672
Termocandelaria Power
Callable 01/30/2023 @ $104 7.875%, 01/30/2029	200,000	217,250

		2,880,563

TOTAL CORPORATE OBLIGATIONS (Cost $13,338,371)		13,823,993

EXCHANGE TRADED FUNDS — 5.3%

	Shares
iShares MSCI ACWI Fund	2,255	203,942

iShares MSCI Emerging Markets Fund	6,843	364,801

iShares MSCI Mexico Fund	105,700	4,248,083

VanEck Vectors Gold Miners Fund	187,033	6,454,509

Xtrackers Harvest CSI 300 China Fund, Cl A	27,065	1,118,867

TOTAL EXCHANGE TRADED FUNDS (Cost $11,710,065)		12,390,202

SOVEREIGN DEBT — 4.4%

	Face Amount
Airport Authority 2.400%, 06/08/2169	$200,000	201,106
Colombia Government International Bond 6.125%, 01/18/2041	300,000	384,750
5.200%, 05/15/2049	400,000	476,956
4.125%, 05/15/2051	200,000	209,800
3.125%, 04/15/2031	400,000	413,204
Dominican Republic International Bond 5.875%, 01/30/2060	310,000	324,570
Egypt Government International Bond 7.625%, 05/29/2032	1,160,000	1,284,816
Ghana Government International Bond 10.750%, 10/14/2030	500,000	663,100
8.125%, 03/26/2032	580,000	606,889
Ivory Coast Government International Bond 6.125%, 06/15/2033	300,000	330,030
5.750%, 12/31/2032	714,014	722,968
Kenya Government International Bond 8.000%, 05/22/2032	650,000	749,885
6.875%, 06/24/2024	550,000	607,451

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount	Value
Mexico Government International Bond 6.050%, 01/11/2040	$1,000,000	$1,273,380
4.750%, 03/08/2044	500,000	561,250
3.250%, 04/16/2030	560,000	592,620
Ukraine Government International Bond 7.750%, 09/01/2024	340,000	375,085
7.253%, 03/15/2033	490,000	520,586

TOTAL SOVEREIGN DEBT (Cost $9,508,292)		10,298,446

PREFERRED STOCK — 0.1%

	Shares
Germany — 0.0%
Jungheinrich **	924	42,142

South Korea — 0.1%
LG Household & Health Care **	308	192,710

TOTAL PREFERRED STOCK (Cost $214,716)		234,852

RIGHTS — 0.0%

	Number of Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios † *	2,984	1,470

Iberdrola † *	33,862	7,019

TOTAL RIGHTS (Cost $—)		8,489

U.S. TREASURY OBLIGATION — 2.2%

	Face Amount
U.S. Treasury Bills 0.072%, 06/17/2021(A) (C)	5,328,000	5,326,490

TOTAL U.S. TREASURY OBLIGATION (Cost $5,326,461)		5,326,490

TOTAL INVESTMENTS — 75.8% (Cost $145,016,862)		$178,432,197

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2021, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	03/17/21	USD	8,441,491	MXN	168,430,000	$(264,666)
Morgan Stanley	03/17/21	USD	3,634,922	BRL	19,260,000	(119,168)
Morgan Stanley	03/17/21	USD	5,985,912	KRW	6,504,200,000	(169,856)
Morgan Stanley	03/17/21	CNY	45,640,000	USD	7,049,411	(2,760)
Morgan Stanley	03/17/21	MXN	47,100,000	USD	2,345,139	58,560
Morgan Stanley	03/17/21	GBP	9,600,000	USD	12,962,126	(194,507)
Morgan Stanley	03/17/21	CAD	2,520,000	USD	1,966,875	(4,023)
Morgan Stanley	03/17/21	USD	2,035,028	DKK	12,340,000	(19,817)
Morgan Stanley	03/17/21	USD	21,848,237	EUR	17,910,000	(91,542)
Morgan Stanley	03/17/21	USD	1,129,544	NOK	9,700,000	2,832
Morgan Stanley	03/17/21	USD	3,943,928	SEK	32,580,000	(43,133)
Morgan Stanley	03/17/21	USD	20,929,200	GBP	15,550,000	381,805
Morgan Stanley	03/17/21	USD	3,753,005	CAD	4,780,000	(14,556)
Morgan Stanley	03/17/21	USD	2,636,225	CHF	2,330,000	(16,981)
Morgan Stanley	03/17/21	NOK	9,700,000	USD	1,106,602	(25,773)
Morgan Stanley	03/17/21	SEK	32,580,000	USD	3,866,747	(34,048)
Morgan Stanley	03/17/21	USD	9,781,684	AUD	13,190,000	301,413
Morgan Stanley	03/17/21	USD	6,948,314	CNY	45,640,000	103,856
Morgan Stanley	03/17/21	USD	27,328,083	JPY	2,843,733,000	(167,180)
Morgan Stanley	03/17/21	KRW	6,504,200,000	USD	5,931,791	115,735
Morgan Stanley	03/17/21	DKK	12,340,000	USD	1,986,164	(29,047)
Morgan Stanley	03/17/21	USD	2,415,462	CAD	3,140,000	40,339

						$(192,517)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

The open futures contracts held by the Fund at January 31, 2021, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount†	Value	Unrealized Appreciation (Depreciation)
BOLSA Index	112	Mar-2021	$2,580,509	$2,351,842	$(145,965)
CAC 40 10 Euro Index	176	Feb-2021	12,132,726	11,525,017	(587,056)
E-MINI Russell 1000 Index	(32)	Mar-2021	(2,120,544)	(2,130,720)	(10,176)
IBEX	97	Feb-2021	9,845,683	9,123,083	(705,600)
MSCI EAFE Index	(25)	Mar-2021	(2,627,618)	(2,644,375)	(16,757)
MSCI Emerging Markets	(23)	Mar-2021	(1,435,265)	(1,525,015)	(89,750)
NASDAQ 100 Index E-MINI	2	Mar-2021	503,750	516,450	12,700
S&P 500 Index E-MINI	(32)	Mar-2021	(5,846,809)	(5,928,320)	(81,511)
TOPIX Index	2	Mar-2021	337,139	344,456	9,284
U.S. 10-Year Treasury Notes	49	Mar-2021	6,751,384	6,714,531	(36,853)
U.S. 5-Year Treasury Notes	38	Apr-2021	4,794,014	4,783,250	(10,764)

			$24,914,969	$23,130,199	$(1,662,448)

†  The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

Percentages are based on Net Assets of $235,423,095.

*	Non-income producing security.
**	There is currently no rate available.
†	Expiration date not available.
‡	Real Estate Investment Trust.
(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(B)	Perpetual security with no stated maturity date.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ACWI — All Country World Index

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAC — Cotation Assistee en Continu (continuous assisted quotation)

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

EUR — Euro

GBP — British Pound

IBEX — International Business Exchange

ICE — Intercontinental Exchange

JPY — Japanese Yen

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NASDAQ — National Association of Securities Dealers Automated Quotations

MTN — Medium Term Note

NOK — Norwegian Krone

PJSC — Public Joint Stock Company

S&P — Standard & Poor’s

SEK — Swedish Kroner

Ser — Series

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

VAR — Variable Rate

The following table summarizes the inputs used as of January 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$-	$458,302	$-	$458,302
Belgium	-	455,644	-	455,644
Brazil	1,155,439	-	-	1,155,439
Canada	153,165	-	-	153,165
Chile	540,447	-	-	540,447
China	1,025,678	-	-	1,025,678
Denmark	-	2,004,064	-	2,004,064
Finland	-	1,214,547	-	1,214,547
France	-	2,271,118	-	2,271,118
Germany	-	4,443,684	-	4,443,684
Greece	-	259,250	-	259,250
Hong Kong	-	3,139,952	-	3,139,952
India	-	2,618,674	-	2,618,674
Indonesia	-	467,749	-	467,749
Ireland	-	951	-	951
Italy	-	2,774,961	-	2,774,961
Japan	-	5,802,687	-	5,802,687
Malaysia	-	60,344	-	60,344
Mexico	455,042	-	-	455,042
Netherlands	-	1,763,951	-	1,763,951
Norway	-	863,693	-	863,693
Philippines	-	7,849	-	7,849
Poland	-	384,471	-	384,471
Portugal	-	1,021,242	-	1,021,242
Russia	27,358	-	-	27,358
South Africa	-	115,245	-	115,245
South Korea	-	2,425,526	-	2,425,526

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2021 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Spain	$-	$2,635,182	$-	$2,635,182
Sweden	-	3,808,150	-	3,808,150
Switzerland	-	3,399,529	-	3,399,529
Taiwan	-	2,871,542	-	2,871,542
Turkey	-	148,756	-	148,756
United Kingdom	-	10,282,564	-	10,282,564
United States	77,292,969	-	-	77,292,969

Total Common Stock	80,650,098	55,699,627	-	136,349,725

Corporate Obligations	-	13,823,993	-	13,823,993
Exchange Traded Funds	12,390,202	-	-	12,390,202
Sovereign Debt	-	10,298,446	-	10,298,446
Preferred Stock	-	234,852	-	234,852
Rights	8,489	-	-	8,489
U.S. Treasury Obligation	-	5,326,490	-	5,326,490

Total Investments in Securities	$93,048,789	$85,383,408	$-	$178,432,197

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*
Unrealized Appreciation	$-	$1,004,540	$-	$1,004,540
Unrealized Depreciation	-	(1,197,057)	-	(1,197,057)
Futures Contracts*
Unrealized Appreciation	21,984	-	-	21,984
Unrealized Depreciation	(1,684,432)	-	-	(1,684,432)

Total Other Financial Instruments	$(1,662,448)	$(192,517)	$-	$(1,854,965)

*Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

PBI-QH-001-1000